PENSIONS - Schedule of total contributions to defined contribution scheme (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employers' contributions	$ 1,324	$ 1,035	$ 684